Related Party Transactions (Details) - Schedule of loans and accounts receivable and contingent loans - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Loans and accounts receivable:
Gross loans		$ 560,456	$ 369,248
Allowance for loan losses		(4,227)	(2,456)
Net loans		556,229	366,792
Contingent loans:
Guarantees and sureties		20,872	16,746
Letters of credits		87	2,885
Banks guarantees		48,724	60,862
Undrawn credit lines		114,194	81,501
Other contingencies loans
Total contingent loans		183,877	161,994
Provision for contingencies loans		(348)	(324)
Contingent loans, net		183,529	161,670
Amount covered by guarantee:
Mortgage		204,121	153,243
Warrant
Pledge
Others	[1]	51,457	52,173
Total collateral		255,578	205,416
Productive and Services Companies [Member]
Loans and accounts receivable:
Gross loans	[2]	356,282	122,716
Allowance for loan losses	[2]	(3,224)	(1,264)
Net loans	[2]	353,058	121,452
Contingent loans:
Guarantees and sureties	[2]	8,619	7,277
Letters of credits	[2]	87	2,885
Banks guarantees	[2]	26,872	25,129
Undrawn credit lines	[2]	77,965	46,887
Other contingencies loans	[2]
Total contingent loans	[2]	113,543	82,178
Provision for contingencies loans	[2]	(274)	(218)
Contingent loans, net	[2]	113,269	81,960
Amount covered by guarantee:
Mortgage	[2]	14,093	15,575
Warrant	[2]
Pledge	[2]
Others	[1],[2]	27,785	33,474
Total collateral	[2]	41,878	49,049
Investment Companies [Member[
Loans and accounts receivable:
Gross loans	[3]	114,306	164,213
Allowance for loan losses	[3]	(571)	(802)
Net loans	[3]	113,735	163,411
Contingent loans:
Guarantees and sureties	[3]	12,253	9,469
Letters of credits	[3]
Banks guarantees	[3]	21,852	35,733
Undrawn credit lines	[3]	14,398	14,308
Other contingencies loans	[3]
Total contingent loans	[3]	48,503	59,510
Provision for contingencies loans	[3]	(52)	(55)
Contingent loans, net	[3]	48,451	59,455
Amount covered by guarantee:
Mortgage	[3]	50,650	54,891
Warrant	[3]
Pledge	[3]
Others	[1],[3]	17,366	12,117
Total collateral	[3]	68,016	67,008
Individuals [Member]
Loans and accounts receivable:
Gross loans	[4]	89,868	82,319
Allowance for loan losses	[4]	(432)	(390)
Net loans	[4]	89,436	81,929
Contingent loans:
Guarantees and sureties	[4]
Letters of credits	[4]
Banks guarantees	[4]
Undrawn credit lines	[4]	21,831	20,306
Other contingencies loans	[4]
Total contingent loans	[4]	21,831	20,306
Provision for contingencies loans	[4]	(22)	(51)
Contingent loans, net	[4]	21,809	20,255
Amount covered by guarantee:
Mortgage	[4]	139,378	82,777
Warrant	[4]
Pledge	[4]
Others	[1],[4]	6,306	6,582
Total collateral	[4]	145,684	89,359
Commercial loans [Member]
Loans and accounts receivable:
Gross loans		484,159	299,374
Commercial loans [Member] | Productive and Services Companies [Member]
Loans and accounts receivable:
Gross loans	[2]	356,282	122,716
Commercial loans [Member] | Investment Companies [Member[
Loans and accounts receivable:
Gross loans	[3]	114,306	164,213
Commercial loans [Member] | Individuals [Member]
Loans and accounts receivable:
Gross loans	[4]	13,571	12,445
Residential mortgage loans [Member]
Loans and accounts receivable:
Gross loans		65,637	61,131
Residential mortgage loans [Member] | Productive and Services Companies [Member]
Loans and accounts receivable:
Gross loans	[2]
Residential mortgage loans [Member] | Investment Companies [Member[
Loans and accounts receivable:
Gross loans	[3]
Residential mortgage loans [Member] | Individuals [Member]
Loans and accounts receivable:
Gross loans	[4]	65,637	61,131
Consumer loans [Member]
Loans and accounts receivable:
Gross loans		10,660	8,743
Consumer loans [Member] | Productive and Services Companies [Member]
Loans and accounts receivable:
Gross loans	[2]
Consumer loans [Member] | Investment Companies [Member[
Loans and accounts receivable:
Gross loans	[3]
Consumer loans [Member] | Individuals [Member]
Loans and accounts receivable:
Gross loans	[4]	$ 10,660	$ 8,743

[1]	These guarantees correspond mainly to warranty by endorsement and sureties, state guarantees and other financial guarantees.
[2]	For these effects are considered productive companies, those that meet the following conditions: (i) They engage in operating activities and generate a separable flow of income; (ii) Less than 50% of their assets are trading securities or investments. Service companies are considered entities whose main purpose is oriented to rendering services to third parties.
[3]	Investment companies include those legal entities that do not comply with the conditions for operating companies and are profit-oriented.
[4]	Individuals include key members of the management and correspond to those who directly or indirectly have authority and responsibility for planning, administrating and controlling the activities of the organization, including directors. This category also includes their family members who influence or are influenced by such individuals in their interactions with the organization.